Postretirement Benefit Plans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Two Thousand And Thirteen [Member] GBP (£)	Dec. 31, 2012 Employee Savings Plans [Member] USD ($)	Dec. 31, 2011 Employee Savings Plans [Member] USD ($)	Dec. 31, 2010 Employee Savings Plans [Member] USD ($)
Defined Contribution Plan Disclosure [Line Items]
Total matching contributions related to employee savings plans					$ 8,800,000	$ 7,600,000	$ 6,900,000
Net amounts recognized in the accompanying consolidated balance sheets	4,300,000	3,700,000
Amortization of prior service cost	422,000	427,000
Contribution of stock to defined benefit plan	69.00%
Contribution of fixed income securities to defined benefit plan	31.00%
Contribution to defined benefit plan in 2012	900,000			600,000
Expected benefits to be paid in next five years, Minimum	300,000
Expected benefits to be paid in next five years, Maximum	400,000
Thereafter	500,000
Target allocation for the plan assets	70.00%
Contribution of Unipath limited to defined contribution plan	$ 400,000	$ 300,000	$ 400,000